Columbia Short Duration Municipal Bond Fund
Third Quarter Report
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Short Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.7%
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	1.850%	1,100,000	1,100,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	1.850%	1,000,000	1,000,000
Total			2,100,000
Total Floating Rate Notes (Cost $2,100,000)			2,100,000

Municipal Bonds 91.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.6%
Black Belt Energy Gas District
Refunding Revenue Bonds
Series 2022D1 (Mandatory Put 06/01/27)
07/01/2052	4.000%	3,000,000	3,031,282
Revenue Bonds
Project No. 4
Series 2019A-1 (Mandatory Put 12/01/25)
12/01/2049	4.000%	2,000,000	2,007,661
Series 2024C (Mandatory Put 07/01/31)
05/01/2055	5.000%	1,000,000	1,059,528
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2028	5.000%	1,750,000	1,850,249
10/01/2029	5.000%	1,500,000	1,607,023
Industrial Development Board of the City of Mobile
Senior Revenue Bonds
Alabama Power Co. - Barry Plant Project
Series 2020 (Mandatory Put 06/26/25)
06/01/2034	1.000%	1,150,000	1,138,453
Total			10,694,196
Alaska 0.4%
State of Alaska(c)
Unlimited General Obligation Refunding Bonds
Series 2025A
08/01/2029	5.000%	1,000,000	1,073,789
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 3.0%
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp. Project
Series 2022-1 (Mandatory Put 09/01/27)
09/01/2042	5.000%	5,000,000	5,121,252
Series 2024 (Mandatory Put 06/01/29)
06/01/2049	4.000%	1,000,000	999,109
City of Phoenix Civic Improvement Corp.(d)
Revenue Bonds
Junior Lien - Airport
Series 2019B
07/01/2026	5.000%	990,000	1,016,041
Coconino County Pollution Control Corp.
Refunding Revenue Bonds
Nevada Power Co.
Series 2023 (Mandatory Put 03/31/26)
09/01/2032	4.125%	500,000	500,343
Sierra Vista Industrial Development Authority(e)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2034	5.000%	1,250,000	1,286,528
Total			8,923,273
California 6.2%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019
09/01/2028	5.000%	1,000,000	1,062,778
California Community Choice Financing Authority(b)
Revenue Bonds
Series 2024 (Mandatory Put 08/01/33)
01/01/2056	5.000%	2,000,000	2,180,484
California Infrastructure & Economic Development Bank(b),(d),(e)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2024 (Mandatory Put 08/15/25)
01/01/2050	8.000%	800,000	823,888
California Municipal Finance Authority(d)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/34)
03/01/2054	3.875%	1,000,000	995,598
Republic Services, Inc. Project
Series 2021 (Mandatory Put 07/01/25)
07/01/2051	4.150%	2,250,000	2,251,102

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Corona-Norco Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002D (AGM)
09/01/2027	0.000%	2,000,000	1,841,812
Los Angeles Unified School District
Unlimited General Obligation Refunding Bonds
Series 2024A
07/01/2029	5.000%	3,000,000	3,274,049
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Refunding Revenue Bonds
Second Series 2023A
05/01/2028	5.000%	5,000,000	5,235,820
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	1,000,000	1,051,459
Total			18,716,990
Colorado 2.4%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	1,991,732
Revenue Bonds
Series 2022A
11/15/2028	5.000%	2,500,000	2,633,343
Colorado Health Facilities Authority
Revenue Bonds
Aberdeen Ridge
Series 2021B
05/15/2028	2.125%	1,750,000	1,683,747
E-470 Public Highway Authority(g)
Refunding Revenue Bonds
Series 2024B (Mandatory Put 09/01/26)
0.7 x SOFR + 0.750% 09/01/2039	3.671%	1,000,000	1,001,236
Total			7,310,058
Connecticut 0.4%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Yale New Haven Health
Series 2024 (Mandatory Put 07/01/29)
07/01/2049	5.000%	500,000	536,794
State of Connecticut Special Tax
Revenue Bonds
Series 2022A
07/01/2027	5.000%	500,000	526,255
Total			1,063,049
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 1.5%
District of Columbia Housing Finance Agency
Revenue Bonds
Faircliff Plaza East Apartments Project
Series 2022 (FHA) (Mandatory Put 12/01/25)
12/01/2026	5.000%	1,450,000	1,469,530
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Series 2020A
10/01/2025	5.000%	2,000,000	2,025,667
Series 2024A
10/01/2027	5.000%	1,000,000	1,040,832
Total			4,536,029
Florida 2.3%
County of Miami-Dade Seaport Department(d)
Refunding Revenue Bonds
Series 2023A
10/01/2027	5.000%	1,650,000	1,714,480
Duval County Public Schools
Certificate of Participation
Series 2022 (AGM)
07/01/2026	5.000%	2,125,000	2,189,291
JEA Electric System
Refunding Revenue Bonds
Series 2024A-3 (AGM)
10/01/2029	5.000%	1,000,000	1,092,262
Miami-Dade County Housing Finance Authority
Revenue Bonds
Cutler Vista
Series 2023 (Mandatory Put 09/01/25)
03/01/2027	5.000%	1,000,000	1,010,134
Village Community Development District No. 13
Special Assessment Bonds
Series 2021
05/01/2026	1.800%	300,000	293,114
Village Community Development District No. 15(e)
Special Assessment Bonds
Series 2024
05/01/2029	3.750%	650,000	645,595
Total			6,944,876
Georgia 2.8%
Development Authority of Burke County
Refunding Revenue Bonds
Georgia Power Company Plant Vogtle Project
Series 2024 (Mandatory Put 08/21/29)
12/01/2049	3.300%	1,000,000	996,643
Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Development Authority of Burke County (The)
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2022 (Mandatory Put 08/19/25)
12/01/2049	2.875%	750,000	746,300
Georgia Power Company Plant Vogtle Project
Series 2024 (Mandatory Put 03/12/27)
11/01/2053	3.375%	350,000	351,171
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	2,000,000	2,074,004
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	1,000,000	1,059,324
Series 2024D (Mandatory Put 04/01/31)
04/01/2054	5.000%	2,000,000	2,122,732
Main Street Natural Gas, Inc.(c)
Revenue Bonds
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	1,000,000	1,068,300
Total			8,418,474
Guam 0.8%
Guam Power Authority(h)
Refunding Revenue Bonds
Series 2022A
10/01/2025	5.000%	2,375,000	2,399,359
Illinois 3.5%
Illinois Development Finance Authority(f)
Revenue Bonds
Regency Park
Series 1991 Escrowed to Maturity
07/15/2025	0.000%	2,010,000	1,982,611
Illinois Finance Authority(g)
Refunding Revenue Bonds
Presbyterian Homes
Series 2021 (Mandatory Put 05/01/26)
Muni Swap Index Yield + 0.700% 05/01/2042	2.950%	1,250,000	1,237,440
Illinois Housing Development Authority
Revenue Bonds
Senior
Series 2016A
10/01/2031	3.125%	915,000	885,194
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2024
06/15/2029	5.000%	2,000,000	2,089,589
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois
Unlimited General Obligation Bonds
Series 2023B
05/01/2028	5.000%	300,000	316,037
05/01/2032	5.000%	3,500,000	3,862,678
Total			10,373,549
Indiana 2.5%
Indiana Finance Authority(d)
Refunding Revenue Bonds
Southern Indiana Gas and Electric Co. Projects
Series 2013 (Mandatory Put 08/01/28)
03/01/2038	4.000%	3,000,000	3,014,850
Indianapolis Local Public Improvement Bond Bank(d)
Refunding Revenue Bonds
Indianapolis Airport
Series 2019
01/01/2026	5.000%	1,050,000	1,068,722
Indianapolis Airport Authority Project
Series 2023
01/01/2030	5.000%	1,000,000	1,062,147
Purdue University
Refunding Revenue Bonds
Series 2025A
07/01/2029	5.000%	1,120,000	1,223,241
07/01/2030	5.000%	900,000	999,654
Total			7,368,614
Iowa 1.8%
Iowa Finance Authority(d)
Revenue Bonds
Geno NW Iowa RNG, LLC Renewable Natural Gas Project
Series 2024 (Citibank NA) (Mandatory Put 04/01/26)
01/01/2042	3.875%	2,450,000	2,452,247
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	2,870,000	2,923,869
Total			5,376,116
Kentucky 0.7%
City of Henderson(d),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2032	3.700%	900,000	887,947
Kentucky Interlocal School Transportation Association
Refunding Certificate of Participation
Series 2021
03/01/2025	1.250%	1,330,000	1,326,241
Total			2,214,188

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Entergy Louisiana LLC Project
Series 2021
06/01/2030	2.000%	1,250,000	1,122,035
Louisiana Public Facilities Authority(d),(e)
Revenue Bonds
Elementus Minerals LLC Project
Series 2023 (Mandatory Put 11/01/25)
10/01/2043	5.000%	2,500,000	2,520,023
Total			3,642,058
Maryland 1.1%
Maryland Community Development Administration
Revenue Bonds
Villages at Marley Station
Series 2024
01/01/2029	3.300%	1,300,000	1,300,739
Maryland Economic Development Corp.(d)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
11/12/2028	5.000%	2,000,000	2,024,906
Total			3,325,645
Massachusetts 2.2%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Berklee College of Music
Series 2016
10/01/2029	5.000%	1,000,000	1,030,943
Massachusetts Educational Financing Authority(d)
Revenue Bonds
Senior Series 2020B
07/01/2026	5.000%	1,250,000	1,277,429
Senior Series 2022B
07/01/2025	5.000%	250,000	251,995
07/01/2029	5.000%	825,000	860,905
Massachusetts Housing Finance Agency
Revenue Bonds
Sustainability Bonds
Series 2022-D3 (FHA)
12/01/2026	3.300%	1,000,000	1,000,013
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2026	5.000%	1,000,000	1,022,128
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
BOSFUEL Project
Series 2019A
07/01/2025	5.000%	1,000,000	1,005,694
Total			6,449,107
Michigan 3.8%
Great Lakes Water Authority Water Supply System
Refunding Revenue Bonds
Series 2024A
07/01/2029	5.000%	2,250,000	2,444,715
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care
Series 2021D-1
10/15/2026	0.900%	2,495,000	2,398,408
10/15/2027	1.100%	1,650,000	1,558,187
Michigan State Housing Development Authority
Revenue Bonds
Series 2024A (FHA HUD)
10/01/2029	3.625%	2,500,000	2,484,880
04/01/2030	3.700%	2,500,000	2,507,862
Total			11,394,052
Minnesota 0.4%
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2025	3.000%	200,000	198,939
08/01/2026	3.000%	250,000	246,432
Minnesota Housing Finance Agency(d)
Revenue Bonds
Series 2020D (GNMA)
07/01/2026	1.650%	360,000	346,897
Series 2020H
07/01/2025	0.850%	360,000	354,855
Total			1,147,123
Mississippi 0.3%
County of Warren(d)
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
08/01/2027	1.600%	1,000,000	990,853
Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.3%
Kansas City Industrial Development Authority(d)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2028	5.000%	1,645,000	1,711,370
03/01/2029	5.000%	2,165,000	2,272,143
Total			3,983,513
Nebraska 0.7%
Gretna Public Schools
Unlimited General Obligation Bonds
Series 2022B
12/15/2027	5.000%	2,080,000	2,117,770
Nevada 0.1%
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	370,000	370,945
New Hampshire 1.3%
New Hampshire Business Finance Authority(d),(g)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 07/01/25)
Muni Swap Index Yield + 0.375% 10/01/2033	4.500%	3,000,000	3,003,647
New Hampshire Business Finance Authority(e)
Revenue Bonds
Tamarron Project
Series 2024
12/01/2035	5.250%	900,000	895,525
Total			3,899,172
New Jersey 3.3%
Camden County Improvement Authority (The)
Revenue Bonds
Northgate I Apartment Project
Series 2024 (FHA) (Mandatory Put 03/01/26)
03/01/2027	5.000%	975,000	993,403
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
New Jersey-American Water Company, Inc. Project
Series 2020
12/01/2025	0.850%	2,750,000	2,660,771
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,108,727
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Series 2023B
12/01/2028	5.000%	4,000,000	4,190,994
Total			9,953,895
New York 13.3%
City of New York
Unlimited General Obligation Bonds
Series 2024A
08/01/2029	5.000%	2,345,000	2,557,779
Unlimited General Obligation Refunding Bonds
Series 2023C
08/01/2027	5.000%	4,000,000	4,216,280
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021B
07/01/2027	4.000%	715,000	696,356
Long Island Power Authority
Refunding Revenue Bonds
Series 2023F
09/01/2029	5.000%	3,000,000	3,285,902
Revenue Bonds
Series 2024B (Mandatory Put 09/01/29)
09/01/2049	3.000%	2,500,000	2,445,022
New York City Housing Development Corp.(b)
Revenue Bonds
Series 2024F-2 (Mandatory Put 01/01/29)
11/01/2064	3.400%	1,125,000	1,116,259
New York City Transitional Finance Authority
Refunding Revenue Bonds
Subordinated Series 2024
11/01/2029	5.000%	1,500,000	1,644,845
Revenue Bonds
Subordinated Series 2018A-2
11/01/2027	5.000%	3,235,000	3,431,339
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2031	1.900%	950,000	811,277
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2023A
03/15/2029	5.000%	3,250,000	3,532,854
Revenue Bonds
Series 2024A
03/15/2031	5.000%	1,700,000	1,904,281

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Sustainable Bonds
Series 2024A-2 (Mandatory Put 06/15/29)
06/15/2054	3.350%	800,000	799,338
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2026	2.250%	1,040,000	1,013,865
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2018-207
09/15/2029	5.000%	5,000,000	5,188,238
Series 2021-223
07/15/2026	5.000%	4,130,000	4,241,807
Series 2024-246
09/01/2028	5.000%	3,000,000	3,162,439
Total			40,047,881
North Carolina 0.4%
North Carolina Eastern Municipal Power Agency(i)
Revenue Bonds
Series 1993 (FGIC)
01/01/2025	3.100%	600,000	600,000
North Carolina Turnpike Authority(f)
Refunding Revenue Bonds
Series 2016C
07/01/2026	0.000%	780,000	737,909
Total			1,337,909
Ohio 2.0%
Ohio Air Quality Development Authority(d)
Refunding Revenue Bonds
Duke Energy Corp. Project
Series 2022 (Mandatory Put 06/01/27)
11/01/2039	4.250%	2,500,000	2,525,076
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health Systems
Series 2024
01/01/2032	5.000%	1,000,000	1,118,319
Unlimited General Obligation Refunding Bonds
Series 2022A
06/15/2028	5.000%	2,250,000	2,412,396
Total			6,055,791
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oklahoma 3.5%
Oklahoma County Independent School District No. 89 Oklahoma City
Unlimited General Obligation Bonds
Series 2023A
07/01/2027	3.000%	6,000,000	6,002,469
Oklahoma Industries Authority
Revenue Bonds
Oklahoma Public Schools Project
Series 2024
04/01/2032	5.000%	4,000,000	4,458,383
Total			10,460,852
Oregon 0.2%
State of Oregon Housing & Community Services Department(b)
Revenue Bonds
Plaza Los Amigos Apartments Project
Series 2022 (Mandatory Put 02/01/26)
02/01/2026	3.000%	500,000	500,000
Pennsylvania 3.1%
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System Obligated Group
Series 2020 (Mandatory Put 02/15/27)
04/01/2043	5.000%	3,350,000	3,445,059
Pennsylvania Higher Education Assistance Agency(d)
Revenue Bonds
Series 2021A
06/01/2027	5.000%	1,315,000	1,347,696
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,353,966
Redevelopment Authority of the City of Philadelphia(d)
Refunding Revenue Bonds
Series 2015B
04/15/2027	5.000%	2,010,000	2,017,415
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Asset Improvement Program
Series 2022
06/01/2027	5.000%	1,000,000	1,048,039
Total			9,212,175
Puerto Rico 0.4%
Commonwealth of Puerto Rico(h)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2025	5.375%	1,243,718	1,251,625
Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island 1.1%
Rhode Island Housing & Mortgage Finance Corp.(d)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2016
04/01/2026	2.600%	1,235,000	1,222,143
10/01/2026	2.650%	1,575,000	1,553,013
Rhode Island Student Loan Authority(d)
Revenue Bonds
Senior Program
Series 2019A
12/01/2035	2.875%	595,000	581,546
Total			3,356,702
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority(d)
Revenue Bonds
International Paper Co. Project
Series 2023 (Mandatory Put 04/01/26)
04/01/2033	4.000%	850,000	853,969
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Novant Health Obligated Group
Series 2024
11/01/2031	5.000%	1,500,000	1,667,795
Total			2,521,764
Tennessee 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Revenue Bonds
Vanderbilt University Medical Center
Series 2024
07/01/2029	5.000%	1,250,000	1,342,622
Texas 9.2%
Board of Regents of the University of Texas System(c)
Revenue Bonds
Series 2025A
08/15/2028	5.000%	2,500,000	2,683,448
Central Texas Turnpike System
Refunding Revenue Bonds
Second Tier
Series 2024C
08/15/2031	5.000%	1,710,000	1,901,773
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2031	5.000%	3,250,000	3,507,231
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Airport System
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2033	5.250%	2,000,000	2,122,046
City of Houston Combined Utility System
Refunding Revenue Bonds
First Lien
Subordinated Series 2024A
11/15/2029	5.000%	500,000	545,333
City of San Antonio Electric & Gas System
Refunding Revenue Bonds
Series 2024D
02/01/2029	5.000%	350,000	376,065
02/01/2030	5.000%	400,000	435,753
County of Harris Toll Road
Refunding Revenue Bonds
Series 2023A
08/15/2028	5.000%	500,000	536,077
Denton Independent School District
Unlimited General Obligation Bonds
Series 2023
08/15/2029	5.000%	1,750,000	1,903,747
Harris County Cultural Education Facilities Finance Corp.
Revenue Bonds
Baylor College of Medicine
Series 2024
05/15/2029	5.000%	1,250,000	1,344,851
Manor Housing Public Facility Corp.
Revenue Bonds
Tower Road Apartments
Series 2024 (FHA HUD) (Mandatory Put 05/01/28)
11/01/2042	3.400%	3,000,000	2,995,642
Matagorda County Navigation District No. 1
Refunding Revenue Bonds
Central Power & Light
Series 2023
05/01/2030	4.250%	2,500,000	2,576,225
North Texas Tollway Authority
Refunding Revenue Bonds
Series 2023A
01/01/2027	5.000%	1,950,000	2,028,861
Series 2024A
01/01/2029	5.000%	1,000,000	1,076,940
Port Beaumont Navigation District(d),(e)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2026	1.875%	700,000	685,404

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Spring Branch Independent School District
Unlimited General Obligation Bonds
Series 2022
02/01/2025	5.000%	1,000,000	1,000,045
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	1,725,000	1,756,340
Total			27,475,781
Utah 1.2%
City of Salt Lake City Airport(d)
Revenue Bonds
Series 2018A
07/01/2025	5.000%	2,685,000	2,706,788
Intermountain Power Agency
Revenue Bonds
Series 2023A
07/01/2029	5.000%	750,000	804,346
Total			3,511,134
Vermont 1.1%
Vermont Student Assistance Corp.(d)
Revenue Bonds
Student Loan
Senior Series 2018A
06/15/2025	5.000%	1,010,000	1,016,062
06/15/2026	5.000%	1,375,000	1,399,983
Series 2022A
06/15/2028	5.000%	985,000	1,015,639
Total			3,431,684
Virginia 3.7%
Amelia County Industrial Development Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2021
04/01/2027	1.450%	1,750,000	1,655,517
Fairfax County Redevelopment & Housing Authority(b)
Revenue Bonds
Dominion Square North Project
Series 2023 (Mandatory Put 01/01/28)
01/01/2045	5.000%	2,750,000	2,835,875
Virginia Beach Development Authority
Revenue Bonds
TEMPS 50 - Westminster-Canterbury on Chesapeake Bay
Series 2023
09/01/2029	5.375%	1,000,000	1,026,946
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Housing Development Authority
Revenue Bonds
Series 2023E2 (Mandatory Put 07/01/25)
07/01/2055	3.900%	880,000	880,588
Series 2024F (Mandatory Put 04/01/26)
07/01/2055	3.625%	2,600,000	2,599,946
Virginia Small Business Financing Authority(b),(d)
Revenue Notes
Pure Salmon Virginia LLC Project
Series 2024 (Mandatory Put 11/20/25)
11/01/2052	4.000%	2,000,000	2,002,408
Total			11,001,280
Washington 2.0%
City of Seattle
Unlimited General Obligation Bonds
Series 2015
12/01/2031	4.000%	1,810,000	1,813,569
Douglas County Public Utility District No. 1 Wells Hydroelectric Project(d)
Refunding Revenue Bonds
Series 2015A
09/01/2027	5.000%	830,000	838,322
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2022
08/01/2028	5.000%	1,500,000	1,572,528
Revenue Bonds
Series 2018A
05/01/2028	5.000%	1,715,000	1,769,739
Total			5,994,158
Wisconsin 1.5%
Public Finance Authority(e)
Revenue Bonds
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	754,393	753,427
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2022-4
05/01/2026	5.000%	1,230,000	1,265,175
Wisconsin Health & Educational Facilities Authority(e)
Revenue Bonds
Forensic Science and Protective Medicine Collaboration, Inc. Project
Series 2024
08/01/2027	5.000%	2,500,000	2,546,907
Total			4,565,509
Total Municipal Bonds (Cost $276,106,544)			274,753,560

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Short Term 7.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
Colorado 0.4%
Colorado State Education Loan Program
Revenue Notes
Education Loan Program
TRAN Series 2025
06/30/2025	2.730%	1,000,000	1,009,344
Massachusetts 0.4%
Montachusett Regional Transit Authority
Revenue Notes
RAN Series 2024
07/25/2025	3.580%	1,250,000	1,255,032
Mississippi 0.3%
Mississippi Business Finance Corp.(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2019
03/01/2027	4.040%	1,000,000	1,004,220
New York 4.7%
Board of Cooperative Educational Service
Revenue Notes
RAN Series 2024
06/20/2025	3.640%	5,000,000	5,024,039
06/30/2025	3.510%	5,500,000	5,520,531
Oneonta City School District
Unlimited General Obligation Notes
BAN Series 2024
06/27/2025	3.100%	3,500,000	3,518,781
Total			14,063,351
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
North Carolina 0.9%
Cumberland County Industrial Facilities & Pollution Control Financing Authority(d)
Revenue Bonds
Project Aero
Series 2024 (Mandatory Put 11/01/25)
12/01/2027	3.750%	2,700,000	2,700,138
Tennessee 1.0%
Tennessee Housing Development Agency
Revenue Bonds
Series 2024 (Mandatory Put 10/01/25)
01/01/2056	3.500%	3,000,000	3,000,646
Total Municipal Short Term (Cost $22,989,603)			23,032,731

Money Market Funds 0.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 1.989%(j)	282,352	282,381
Total Money Market Funds (Cost $282,352)		282,381
Total Investments in Securities (Cost $301,478,499)		300,168,672
Other Assets & Liabilities, Net		53,957
Net Assets		$300,222,629
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2025.

(c)	Represents a security purchased on a when-issued basis.
(d)	Income from this security may be subject to alternative minimum tax.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $11,416,189, which represents 3.80% of total net assets.

(f)	Zero coupon bond.
(g)	Variable rate security. The interest rate shown was the current rate as of January 31, 2025.
(h)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2025, the total value of these securities amounted to $3,650,984, which represents 1.22% of total net assets.

(i)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2025.

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
TRAN	Tax and Revenue Anticipation Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Short Duration Municipal Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT223_04_R01_(03/25)